CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Revenue	$ 1,491
Cost of revenue	858
Gross profit	633
Operating expenses:
Acquired in-process research and development			$ 35,286
Research and development	10,040	$ 4,565	4,316
General and administrative	23,479	5,750	2,737
Performance of contract liability to affiliate	(970)
Total operating expenses	(32,549)	(10,315)	(42,339)
Loss from operations	(31,916)	(10,315)	(42,339)
Equity in losses of affiliate	(2,112)	(63)
Foreign currency (loss)/gain	(8,772)	245	20
Fair value adjustment to VericiDx investment	6,483
Gain on loan extinguishment	255
Other income, net	726	289	18
Net loss	(35,336)	(9,844)	(42,301)
Net loss attributable to noncontrolling interest	(611)
Net loss attributable to ordinary shareholders	(34,725)	(9,844)	(42,301)
Other comprehensive income (loss):
Foreign exchange translation adjustment	9,501	(378)	(826)
Comprehensive loss	(25,835)	(10,222)	(43,127)
Comprehensive loss attributable to noncontrolling interest	(72)
Comprehensive loss attributable to Renalytix AI	$ (25,763)	$ (10,222)	$ (43,127)
Net loss per ordinary share—basic and diluted	$ (0.49)	$ (0.17)	$ (0.99)
Weighted average ordinary shares—basic and diluted	71,484,934	59,079,522	42,561,600